FHLB Advances, Related Party Notes Payable and Other Borrowings	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Federal Home Loan Banks [Abstract]
FHLB Advances, Related Party Notes Payable and Other Borrowings

13. FHLB Advances, Related Party Notes Payable and Other Borrowings

FHLB advances, related party notes payable, and other borrowings consist of the following at March 31, 2015 and September 30, 2014 (in thousands):

	March 31, 2015	September 30, 2014
Subordinated capital note to NAB New York (a branch of NAB), due June 2018 (callable June 2015), interest paid quarterly based on LIBOR plus 205 basis points, unsecured	$35,795	$35,795
$10,000 revolving line of credit to NAB due on demand, interest paid monthly based on LIBOR plus 125 basis points, unsecured	5,500	5,500

Total related party notes payable	41,295	41,295

Notes payable to Federal Home Loan Bank (FHLB), interest rates from 0.21% to 3.66% and maturity dates from April 2015 to July 2023, collateralized by real estate loans and FHLB stock, with various call dates at the option of the FHLB	475,000	575,000
Other	19	94

Total FHLB advances and other borrowings	475,019	575,094

	$516,314	$616,389

As of March 31, 2015, based on its Federal Home Loan Bank stock holdings, the combined aggregate additional borrowing capacity of the Company with the Federal Home Loan Bank was $796.3 million.

Principal balances of loans pledged to the Federal Home Loan Bank to collateralize notes payable totaled $2,157.1 million and $2,145.5 million at March 31, 2015 and September 30, 2014, respectively.

As of March 31, 2015, FHLB advances, related party notes payable and other borrowings are due or callable (whichever is earlier) in subsequent fiscal years as follows (in thousands):

Remaining in 2015	$70,519
2016	90,000
2017	25,000
2018	60,795
2019	75,000
2020 and thereafter	195,000

$516,314

15. FHLB Advances, Related Party Notes Payable and Other Borrowings

FHLB advances, related party notes payable, and other borrowings consist of the following at September 30, 2014 and 2013 (in thousands):

	2014	2013
Subordinated capital note to NAB New York (a branch of NAB), due June 2018 (callable June 2015), interest paid quarterly based on LIBOR plus 205 basis points, unsecured	$35,795	$35,795
$10,000 revolving line of credit to NAB due on demand, interest paid monthly based on LIBOR plus 125 basis points, unsecured	5,500	5,500

Total related party notes payable	41,295	41,295

Notes payable to Federal Home Loan Bank (FHLB), interest rates from 0.21% to 3.66% and maturity dates from April 2015 to July 2023, collateralized by real estate loans and FHLB stock, with various call dates at the option of the FHLB	575,000	390,500
Other	94	107

Total FHLB advances and other borrowings	575,094	390,607

	$616,389	$431,902

As of September 30, 2014, based on its Federal Home Loan Bank stock holdings, the combined aggregate additional borrowing capacity of the Company with the Federal Home Loan Bank was $659.76 million.

Principal balances of loans pledged to the Federal Home Loan Bank to collateralize notes payable totaled $2,145.55 million and $1,984.67 million at September 30, 2014 and 2013, respectively.

As of September 30, 2014, FHLB advances, related party notes payable and other borrowings are due or callable (whichever is earlier) in subsequent fiscal years as follows (in thousands):

2015	$70,594
2016	90,000
2017	25,000
2018	60,795
2019	100,000
2020 and thereafter	270,000

$616,389